SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Maturity of Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statement Information [Line Items]
Marketable securities		$ 19,703
Mature within 12 months [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		5,347
Mature after one year up to 2 years [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		4,047
Mature after two years up to 3 years [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		3,732
Mature after 3 years up to 7 years [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		5,515
Mature after 7 years up to 25 years [Member]
Supplementary Financial Statement Information [Line Items]
Marketable securities		$ 1,062